Equity Offerings - Schedule of Equity Offerings (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 02, 2015	Dec. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[2]
Equity [Abstract]
Gross proceeds received			$ 121,224		$ 152,014
Less: Underwriters' discount			4,300		4,991
Less: Offering expenses			293	[1]	340	[1]	$ 2,201
Net proceeds received	$ 116,600	$ 146,700	$ 116,631		$ 146,683

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows